Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2018
Non-controlling interests
Summary of non-controlling interests

	As of December 31,	As of December 31,
	2017	2018
	(In thousands)
Weibo	$666,141	$969,803
Others	86,746	75,278
Total	$752,887	$1,045,081